Assets and Liabilities Measured at Fair Value on a Recurring Basis (Tables)	12 Months Ended
Dec. 31, 2015
Fair Value Disclosures [Abstract]
Schedule of Fair Value, Assets and Liabilities Measured on Recurring Basis [Table Text Block]	The following tables show the major categories of assets and liabilities measured at fair value on a recurring basis as of December 31, 2015 and 2014, using unadjusted quoted prices in active markets for identical assets (Level 1); significant other observable inputs (Level 2); significant unobservable inputs (Level 3); and Practical Expedient (in millions):

Description	Level 1: Quoted Prices in Active Markets for Identical Assets	Level 2: Significant Other Observable Inputs	Level 3: Significant Unobservable Inputs	Fair Value Using Practical Expedient(1)	Total at December 31, 2015
Real estate properties	$—	$—	$14,606.2	$—	$14,606.2
Real estate joint ventures	—	—	4,068.4	—	4,068.4
Limited partnerships	—	—	—	144.8	144.8
Marketable securities:
Real estate related	1,024.4	—	—	—	1,024.4
Government agency notes	—	2,666.8	—	—	2,666.8
United States Treasury securities	—	1,540.4	—	—	1,540.4
Loan receivable	—	—	100.6	—	100.6

Total Investments at December 31, 2015	$1,024.4	$4,207.2	$18,775.2	$144.8	$24,151.6

Mortgage loans payable	$—	$—	$(1,794.4)	$—	$(1,794.4)

Description	Level 1: Quoted Prices in Active Markets for Identical Assets	Level 2: Significant Other Observable Inputs	Level 3: Significant Unobservable Inputs	Fair Value Using Practical Expedient(1)	Total at December 31, 2014
Real estate properties	$—	$—	$13,139.0	$—	$13,139.0
Real estate joint ventures	—	—	3,022.1	—	3,022.1
Limited partnerships	—	—	—	357.5	357.5
Marketable securities:
Real estate related	1,818.4	—	—	—	1,818.4
Government agency notes	—	2,369.9	—	—	2,369.9
United States Treasury securities	—	1,461.2	—	—	1,461.2

Total Investments at December 31, 2014	$1,818.4	$3,831.1	$16,161.1	$357.5	$22,168.1

Mortgage loans payable	$—	$—	$(2,373.8)	$—	$(2,373.8)

(1)

The Account early adopted Accounting Pronouncement ASU 2015-07, which removes the requirement to categorize within the fair value hierarchy all investments for which fair value is measured using the net asset value per share practical expedient.

Fair Value Assets And Liabilities Measured On Recurring Basis Unobservable Input Reconciliation [Text Block]	The following tables show the reconciliation of the beginning and ending balances for assets and liabilities measured at fair value on a recurring basis using significant unobservable inputs (Level 3) during the years ended December 31, 2015 and 2014 (in millions):

	Real Estate Properties	Real Estate Joint Ventures	Loan Receivable	Total Level 3 Investments	Mortgage Loans Payable
For the year ended December 31, 2015
Beginning balance January 1, 2015	$13,139.0	$3,022.1	$—	$16,161.1	$(2,373.8)
Total realized and unrealized gains included in changes in net assets	702.6	416.0	0.6	1,119.2	5.6
Purchases(1)	1,407.5	835.1	100.0	2,342.6	—
Sales	(642.9)	—	—	(642.9)	—
Settlements(2)	—	(204.8)	—	(204.8)	573.8

Ending balance December 31, 2015	$14,606.2	$4,068.4	$100.6	$18,775.2	$(1,794.4)

	Real Estate Properties	Real Estate Joint Ventures	Total Level 3 Investments	Mortgage Loans Payable
For the year ended December 31, 2014
Beginning balance January 1, 2014	$11,565.1	$2,563.6	$14,128.7	$(2,279.1)
Total realized and unrealized gains (losses) included in changes in net assets	987.8	308.4	1,296.2	(64.9)
Purchases(1)	1,562.5	232.9	1,795.4	(252.5)
Sales	(976.4)	—	(976.4)	—
Settlements(2)	—	(82.8)	(82.8)	222.7

Ending balance December 31, 2014	$13,139.0	$3,022.1	$16,161.1	$(2,373.8)

(1)	Includes purchases, contributions for joint ventures, capital expenditures and lending for loans receivable.

(2)	Includes operating income for real estate joint ventures, net of distributions, and principal payments and extinguishments of mortgage loans payable.

Schedule of Unobservable Inputs Related to Level 3 Fair Value Measurements [Table Text Block]	The following table shows quantitative information about unobservable inputs related to the Level 3 fair value measurements as of December 31, 2015.

Type	Asset Class	Valuation Technique(s)	Unobservable Inputs	Range (Weighted Average)

Real Estate Properties	Office	Income Approach—Discounted Cash Flow	Discount Rate	6.0%	–	8.3%
					(6.5%)
and Joint Ventures			Terminal Capitalization Rate	4.3%	–	7.5%
					(5.5%)

		Income Approach—Direct Capitalization	Overall Capitalization Rate	3.8%	–	7.3%
					(4.7%)

	Industrial	Income Approach—Discounted Cash Flow	Discount Rate	5.7%	–	8.8%
					(6.8%)
			Terminal Capitalization Rate	4.9%	–	7.3%
					(5.7%)

		Income Approach—Direct Capitalization	Overall Capitalization Rate	4.0%	–	6.3%
					(5.1%)

	Residential	Income Approach—Discounted Cash Flow	Discount Rate	5.3%	–	7.3%
					(6.2%)
			Terminal Capitalization Rate	4.0%	–	5.8%
					(4.8%)

		Income Approach—Direct Capitalization	Overall Capitalization Rate	3.3%	–	5.3%
					(4.1%)

	Retail	Income Approach—Discounted Cash Flow	Discount Rate	5.0%	–	10.4%
					(6.8%)
			Terminal Capitalization Rate	4.8%	–	9.5%
					(5.8%)

		Income Approach—Direct Capitalization	Overall Capitalization Rate	4.3%	–	8.5%
					(5.2%)

Mortgage Loans Payable	Office and Industrial	Discounted Cash Flow	Loan to Value Ratio	31.0%	–	47.5%
					(41.0%)
			Equivalency Rate	2.7%	–	3.8%
					(3.6%)

		Net Present Value	Loan to Value Ratio	31.0%	–	47.5%
					(41.0%)
			Weighted Average Cost of Capital Risk Premium Multiple	1.2	–	1.3
					(1.3)

	Residential	Discounted Cash Flow	Loan to Value Ratio	30.6%	–	63.2%
					(44.0%)
			Equivalency Rate	2.7%	–	3.5%
					(3.2%)

		Net Present Value	Loan to Value Ratio	30.6%	–	63.2%
					(44.0%)
			Weighted Average Cost of Capital Risk Premium Multiple	1.2	–	1.5
					(1.3)

	Retail	Discounted Cash Flow	Loan to Value Ratio	21.0%	–	49.4%
					(37.8%)
			Equivalency Rate	2.4%	–	4.0%
					(3.3%)

		Net Present Value	Loan to Value Ratio	21.0%	–	49.4%
					(37.8%)
			Weighted Average Cost of Capital Risk Premium Multiple	1.1	–	1.3
					(1.2)

Loan Receivable	Office	Discounted Cash Flow	Loan to Value Ratio	76.1%
					(76.1%)
			Equivalency Rate	6.1%
					(6.1%)

Fair Value Of Net Unrealized Gains Included In Changes In Net Assets Attributable To Investments And Mortgage Loans Payable Using Significant Unobservable Inputs [Table Text Block]	The amount of total net unrealized gains (losses) included in changes in net assets attributable to the change in net unrealized gains (losses) relating to Level 3 investments and mortgage loans payable using significant unobservable inputs still held as of the reporting date is as follows (in millions):

	Real Estate Properties	Real Estate Joint Ventures	Loan Receivable	Total Level 3 Investments	Mortgage Loans Payable
For the year ended December 31, 2015	$718.7	$426.2	$0.6	$1,145.5	$5.6

For the year ended December 31, 2014	$1,007.2	$305.4	$—	$1,312.6	$(64.9)